Other commitments (Details) - EUR (€)	1 Months Ended		12 Months Ended
	Mar. 31, 2024	Jan. 31, 2023	Dec. 31, 2022
Other commitments
Grant paid out	€ 250,000	€ 250,000
SMR Holding UG
Other commitments
Amount of educational grant			€ 500,000
American Academy of Otolaryngology
Other commitments
Partnership Agreement Fee	€ 250,000